FINANCIAL INCOME AND EXPENSES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021
Financial Income And Expenses [Line Items]
Repayment of term loan	$ 81,250,000
Senior secured term loan credit facility [Member] | Perceptive Advisors [Member]
Financial Income And Expenses [Line Items]
Repayment of term loan		$ 81,250,000
Loan origination costs		$ 1,638,000